BECK, MACK & OLIVER GLOBAL EQUITY FUND
RISK/RETURN
Investment Objective
Beck, Mack & Oliver Global Equity Fund (the “Global Equity Fund”) seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BECK, MACK & OLIVER GLOBAL EQUITY FUND I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of the amount redeemed or exchanged within 60 days of purchase, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BECK, MACK & OLIVER GLOBAL EQUITY FUND I Shares
Management Fees		1.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.97%
Fee Waiver and Expense Reimbursement	[1]	(0.72%)
Net Annual Fund Operating Expenses		1.25%
[1]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Global Equity Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% through at least July 31, 2012 (the "Expense Cap"). Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply. The Expense Cap may be changed or eliminated only with the consent of the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Global Equity Fund with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Global Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Year	5 Year	10 Year
BECK, MACK & OLIVER GLOBAL EQUITY FUND I Shares	127	549	996	2,238

Portfolio Turnover.

 The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Equity Fund’s performance. During the most recent fiscal year, the Global Equity Fund’s portfolio turnover rate was 122 % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Global Equity Fund invests at least 80% of the value of its net assets and borrowings for investment purposes in equity securities, including common stock, sponsored American Depository Receipts (“ADRs”) and securities convertible into common stock, of companies of any size based in the United States and worldwide (“80% Policy”). The Global Equity Fund invests principally in equity securities of companies that the Adviser believes have above average earnings or revenue growth and/or potential price appreciation. The Global Equity Fund also invests in companies that the Adviser believes are experiencing growth but whose growth the Adviser believes has not been recognized by the market.

In addition, under normal circumstances, the Global Equity Fund invests at least 40% of the value of its net assets and borrowings for investment purposes in equity securities, including common stock, ADRs and securities convertible into common stock, of non-U.S. companies. Currently, the Global Equity Fund limits its investments in any one country to 25% of its total assets. This limitation does not apply to the securities of U.S. issuers.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser also studies political and economic developments in foreign countries in order to determine which countries may offer the best investment opportunities. The Adviser seeks to purchase the securities of well-managed companies at prices that are below intrinsic value.

Principal Investment Risks

General Market Risks. The Global Equity Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Global Equity Fund or the Global Equity Fund could underperform other investments. An investment in the Global Equity Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risks. It is important that investors closely review and understand the risks of investing in the Global Equity Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Global Equity Fund.

Equity and Convertible Securities Risk. The Global Equity Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Risks of ADRs. ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Risks of Foreign Securities” below. In addition, ADRs may not track the price of the underlying securities perfectly.

Risks of Foreign Securities. Foreign securities are subject to the same risks as domestic securities and to additional risks including international trade, currency, political, regulatory and diplomatic risks.

Risks of Large Capitalization Companies. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Risks of Small and Mid-Sized Capitalization Companies. Securities of smaller companies may be more volatile, and the price of smaller companies may decline more in response to selling pressure.

Risks of Value Companies.   Securities of value companies may continue to be undervalued for significant periods of time and not realize their expected value.

Management Risk. The Global Equity Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Global Equity Fund’s investment objectives. Due to its active management, the Global Equity Fund could underperform other mutual funds with similar investment objectives.

Performance Information

The following chart and table illustrate the variability of the Global Equity Fund’s returns as of December 31, 2010. The chart and table provide some indication of the risks of investing in the Global Equity Fund by showing changes in the Global Equity Fund’s performance from year-to-year and how the Global Equity Fund’s average annual returns over 1, 5, and 10 years compare to the MSCI World Index. Updated performance information is made available on a quarterly basis at www.beckmack.com or by calling (800) 943-6786 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

  The calendar year-to-date total return as of June 30, 2011 was 1.61%.

The Global Equity Fund’s total return calculation includes proceeds received on November 26, 2003, from a non-recurring litigation settlement. Without this payment total return for the year ended December 31, 2003, would have been 32.99%

During the period shown, the highest return for a quarter was 23.52% (2nd quarter, 2009) and the lowest return was -19.32% (4th quarter, 2008).

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns BECK, MACK & OLIVER GLOBAL EQUITY FUND	1 Year	5 Years	10 Years
I Shares	15.29%	4.45%	3.88%
I Shares After Taxes on Distributions	15.10%	3.83%	3.46%
I Shares After Taxes on Distributions and Sales	10.21%	3.83%	3.37%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	11.76%	2.43%	2.31%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sales of Global Equity Fund shares may exceed the return before taxes due to an n assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

BECK, MACK & OLIVER PARTNERS FUND
RISK/RETURN
Investment Objective
Beck, Mack & Oliver Partners Fund (the “Partners Fund”) seeks long-term capital appreciation consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Partners Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BECK, MACK & OLIVER PARTNERS FUND I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of the amount redeemed or exchanged within 60 days of purchase, if applicable)	2.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BECK, MACK & OLIVER PARTNERS FUND I Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.13%
Total Annual Fund Operating Expenses		2.13%
Fee Waiver and Expense Reimbursement	[1]	(1.13%)
Net Annual Fund Operating Expenses		1.00%
[1]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Partners Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.00% through at least July 31, 2012 (the "Expense Cap"). Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply. The Expense Cap may be changed or eliminated only with the consent of the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Partners Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Partners Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Partners Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Year	5 Year	10 Year
BECK, MACK & OLIVER PARTNERS FUND I Shares	102	558	1,040	2,373

Portfolio Turnover.

The Partners Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Partners Fund’s performance. During the most recent fiscal year, the Partners Fund’s portfolio turnover rate was 49 % of the average value of its portfolio.

Principal Investment Strategies

The Partners Fund invests primarily in a portfolio of common stocks and securities convertible into or exercisable for common stocks issued by companies of any size, but it may also invest in preferred stocks and fixed, variable and floating rate fixed income securities such as investment grade notes, bonds and debentures. The Partners Fund generally seeks to invest in equity securities of domestic and foreign companies which it believes have sound, long-term fundamentals. As a non-diversified fund, the Partners Fund may invest in a relatively small number of companies.

In addition, the Partners Fund may invest in investment securities of any credit quality, including up to 10% of its net assets in fixed income securities rated below investment grade (“junk bonds”). Investment grade debt securities are debt securities rated in the category BBB- or higher by Standard & Poor's Corporation or Baa3 or higher by Moody's Investors Services, Inc. or the equivalent by another national rating organization or, if unrated, determined by the Adviser to be of comparable quality. Certain fixed income securities held by the Partners Fund may be illiquid.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser seeks to purchase the securities of companies at prices that are below intrinsic value.

With respect to fixed income securities, the Adviser monitors interest rate outlooks, the shape of the yield curve and other economic factors to achieve an appropriate maturity profile for the Partners Fund. The Partners Fund may invest in fixed income securities of any maturity, and the weighted average maturity of the portfolio may vary substantially over time.

Principal Investment Risks

General Market Risks. The Partners Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Partners Fund or the Partners Fund could underperform other investments. An investment in the Partners Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risks. It is important that investors closely review and understand the risks of investing in the Partners Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Partners Fund.

Equity and Convertible Securities Risk. The Partners Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Risks of Foreign Securities. Foreign securities are subject to the same risks as domestic securities and to additional risks including international trade, currency, political, regulatory and diplomatic risks.

Risks of Large Capitalization Companies. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Risks of Small and Mid-Sized Capitalization Companies. Securities of smaller companies may be more volatile, and the price of smaller companies may decline more in response to selling pressure.

Management Risk. The Partners Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Partners Fund’s investment objectives. Due to its active management, the Partners Fund could underperform other mutual funds with similar investment objectives.

Risks of Debt Securities.  The value of debt securities generally falls when interest rates rise, and issuers may prepay fixed rate securities when interest rates fall. Also, an issuer may default or become unable to pay interest or principal due on the securities.

Non-Investment Grade Securities Risk. Securities rated below investment grade (“junk bonds”), i.e., rated lower than BBB- by Standard & Poor's Corporation or lower than Baa3 by Moody's Investors Services, Inc., are subject to greater risk of loss than higher rated securities, and issuers of non-investment grade securities are more likely to encounter financial difficulties and to be materially affected by those difficulties.

Liquidity Risk. Certain fixed-income securities held by the Partners Fund may be difficult or impossible to sell at the time and at the price that the Adviser would like. As a result, the Partners Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Partners Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Non-Diversification Risk. The Partners Fund is non-diversified. Investment by the Partners Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Performance Information

The following chart and table illustrate the variability of the Partners Fund’s returns as of December 31, 2010. The chart and the table provide some indication of the risks of investing in the Partners Fund by showing changes in the Partners Fund’s performance from year to year and how the Partners Fund’s average annual returns over 1, 5, and 10 years compare to the S&P 500 Index. Updated performance information is made available on a quarterly basis at www.beckmack.com or by calling (800) 943-6786 (toll free).

On December 1, 2009, a limited partnership managed by the Adviser reorganized into the Partners Fund. This limited partnership maintained an investment objective and investment policies that were, in all material respects, substantially similar to those of the Partners Fund. The Partners Fund has adopted the performance history of the limited partnership. The Partners Fund’s performance for periods prior to December 1, 2009, is that of the limited partnership and reflects the expenses of the limited partnership, which were lower than the Partners Fund’s current net expenses, except for 2008 when the expenses of the limited partnership were higher. The performance prior to December 1, 2009, is based on calculations that are different than the standardized method of calculations accepted by the SEC. If the limited partnership’s performance had been readjusted to reflect the estimated expenses of the Partners Fund for its first fiscal year, the performance would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

 The calendar year-to-date total return as of June 30, 2011 was 10.75%.

During the period shown, the highest return for a quarter was 20.64% (2nd quarter, 2009) and the lowest return was -28.37% (4th quarter, 2008).

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns BECK, MACK & OLIVER PARTNERS FUND	1 Year	5 Years	10 Years
I Shares	17.00%	1.51%	2.75%
I Shares After Taxes on Distributions	16.10%	1.35%	2.67%
I Shares After Taxes on Distributions and Sales	11.84%	1.26%	2.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
The Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	1.83%
The Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
The Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Partners Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sales of Partners Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
BECK, MACK & OLIVER GLOBAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Beck, Mack & Oliver Global Equity Fund (the “Global Equity Fund”) seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Equity Fund’s performance. During the most recent fiscal year, the Global Equity Fund’s portfolio turnover rate was 122 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Global Equity Fund with the cost of investing in other mutual funds. This Example assumes that you invest  $10,000 in the Global Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Global Equity Fund invests at least 80% of the value of its net assets and borrowings for investment purposes in equity securities, including common stock, sponsored American Depository Receipts (“ADRs”) and securities convertible into common stock, of companies of any size based in the United States and worldwide (“80% Policy”). The Global Equity Fund invests principally in equity securities of companies that the Adviser believes have above average earnings or revenue growth and/or potential price appreciation. The Global Equity Fund also invests in companies that the Adviser believes are experiencing growth but whose growth the Adviser believes has not been recognized by the market.

In addition, under normal circumstances, the Global Equity Fund invests at least 40% of the value of its net assets and borrowings for investment purposes in equity securities, including common stock, ADRs and securities convertible into common stock, of non-U.S. companies. Currently, the Global Equity Fund limits its investments in any one country to 25% of its total assets. This limitation does not apply to the securities of U.S. issuers.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser also studies political and economic developments in foreign countries in order to determine which countries may offer the best investment opportunities. The Adviser seeks to purchase the securities of well-managed companies at prices that are below intrinsic value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Global Equity Fund invests at least 80% of the value of its net assets and borrowings for investment purposes in equity securities, including common stock, sponsored American Depository Receipts ("ADRs") and securities convertible into common stock, of companies of any size based in the United States and worldwide ("80% Policy").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Market Risks. The Global Equity Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Global Equity Fund or the Global Equity Fund could underperform other investments. An investment in the Global Equity Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risks. It is important that investors closely review and understand the risks of investing in the Global Equity Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Global Equity Fund.

Equity and Convertible Securities Risk. The Global Equity Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Risks of ADRs. ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Risks of Foreign Securities” below. In addition, ADRs may not track the price of the underlying securities perfectly.

Risks of Foreign Securities. Foreign securities are subject to the same risks as domestic securities and to additional risks including international trade, currency, political, regulatory and diplomatic risks.

Risks of Large Capitalization Companies. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Risks of Small and Mid-Sized Capitalization Companies. Securities of smaller companies may be more volatile, and the price of smaller companies may decline more in response to selling pressure.

Risks of Value Companies.   Securities of value companies may continue to be undervalued for significant periods of time and not realize their expected value.

Management Risk. The Global Equity Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Global Equity Fund’s investment objectives. Due to its active management, the Global Equity Fund could underperform other mutual funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Global Equity Fund or the Global Equity Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Global Equity Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the Global Equity Fund’s returns as of December 31, 2010. The chart and table provide some indication of the risks of investing in the Global Equity Fund by showing changes in the Global Equity Fund’s performance from year-to-year and how the Global Equity Fund’s average annual returns over 1, 5, and 10 years compare to the MSCI World Index. Updated performance information is made available on a quarterly basis at www.beckmack.com or by calling (800) 943-6786 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Global Equity Fund's returns as of December 31, 2010. The chart and table provide some indication of the risks of investing in the Global Equity Fund by showing changes in the Global Equity Fund's performance from year-to-year and how the Global Equity Fund's average annual returns over 1, 5, and 10 years compare to the MSCI World Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	S&P 500 Index
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 943-6786 (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.beckmack.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

  The calendar year-to-date total return as of June 30, 2011 was 1.61%.

The Global Equity Fund’s total return calculation includes proceeds received on November 26, 2003, from a non-recurring litigation settlement. Without this payment total return for the year ended December 31, 2003, would have been 32.99%

During the period shown, the highest return for a quarter was 23.52% (2nd quarter, 2009) and the lowest return was -19.32% (4th quarter, 2008).

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.52%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sales of Global Equity Fund shares may exceed the return before taxes due to an n assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sales of Global Equity Fund shares may exceed the return before taxes due to an n assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
BECK, MACK & OLIVER GLOBAL EQUITY FUND | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	549
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	996
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,238
Annual Return 2001	rr_AnnualReturn2001	(21.78%)
Annual Return 2002	rr_AnnualReturn2002	(18.28%)
Annual Return 2003	rr_AnnualReturn2003	34.28%
Annual Return 2004	rr_AnnualReturn2004	20.76%
Annual Return 2005	rr_AnnualReturn2005	13.58%
Annual Return 2006	rr_AnnualReturn2006	21.65%
Annual Return 2007	rr_AnnualReturn2007	9.22%
Annual Return 2008	rr_AnnualReturn2008	(36.86%)
Annual Return 2009	rr_AnnualReturn2009	28.54%
Annual Return 2010	rr_AnnualReturn2010	15.29%
1 Year	rr_AverageAnnualReturnYear01	15.29%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	3.88%
BECK, MACK & OLIVER GLOBAL EQUITY FUND | I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.46%
BECK, MACK & OLIVER GLOBAL EQUITY FUND | I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.21%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.37%
BECK, MACK & OLIVER GLOBAL EQUITY FUND | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.31%
BECK, MACK & OLIVER GLOBAL EQUITY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
BECK, MACK & OLIVER PARTNERS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Beck, Mack & Oliver Partners Fund (the “Partners Fund”) seeks long-term capital appreciation consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Partners Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Partners Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Partners Fund’s performance. During the most recent fiscal year, the Partners Fund’s portfolio turnover rate was 49 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Partners Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Partners Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Partners Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Partners Fund invests primarily in a portfolio of common stocks and securities convertible into or exercisable for common stocks issued by companies of any size, but it may also invest in preferred stocks and fixed, variable and floating rate fixed income securities such as investment grade notes, bonds and debentures. The Partners Fund generally seeks to invest in equity securities of domestic and foreign companies which it believes have sound, long-term fundamentals. As a non-diversified fund, the Partners Fund may invest in a relatively small number of companies.

In addition, the Partners Fund may invest in investment securities of any credit quality, including up to 10% of its net assets in fixed income securities rated below investment grade (“junk bonds”). Investment grade debt securities are debt securities rated in the category BBB- or higher by Standard & Poor's Corporation or Baa3 or higher by Moody's Investors Services, Inc. or the equivalent by another national rating organization or, if unrated, determined by the Adviser to be of comparable quality. Certain fixed income securities held by the Partners Fund may be illiquid.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser seeks to purchase the securities of companies at prices that are below intrinsic value.

With respect to fixed income securities, the Adviser monitors interest rate outlooks, the shape of the yield curve and other economic factors to achieve an appropriate maturity profile for the Partners Fund. The Partners Fund may invest in fixed income securities of any maturity, and the weighted average maturity of the portfolio may vary substantially over time.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Market Risks. The Partners Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Partners Fund or the Partners Fund could underperform other investments. An investment in the Partners Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risks. It is important that investors closely review and understand the risks of investing in the Partners Fund. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Partners Fund.

Equity and Convertible Securities Risk. The Partners Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Risks of Foreign Securities. Foreign securities are subject to the same risks as domestic securities and to additional risks including international trade, currency, political, regulatory and diplomatic risks.

Risks of Large Capitalization Companies. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Risks of Small and Mid-Sized Capitalization Companies. Securities of smaller companies may be more volatile, and the price of smaller companies may decline more in response to selling pressure.

Management Risk. The Partners Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Partners Fund’s investment objectives. Due to its active management, the Partners Fund could underperform other mutual funds with similar investment objectives.

Risks of Debt Securities.  The value of debt securities generally falls when interest rates rise, and issuers may prepay fixed rate securities when interest rates fall. Also, an issuer may default or become unable to pay interest or principal due on the securities.

Non-Investment Grade Securities Risk. Securities rated below investment grade (“junk bonds”), i.e., rated lower than BBB- by Standard & Poor's Corporation or lower than Baa3 by Moody's Investors Services, Inc., are subject to greater risk of loss than higher rated securities, and issuers of non-investment grade securities are more likely to encounter financial difficulties and to be materially affected by those difficulties.

Liquidity Risk. Certain fixed-income securities held by the Partners Fund may be difficult or impossible to sell at the time and at the price that the Adviser would like. As a result, the Partners Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Partners Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Non-Diversification Risk. The Partners Fund is non-diversified. Investment by the Partners Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Partners Fund or the Partners Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Partners Fund is non-diversified. Investment by the Partners Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Partners Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the Partners Fund’s returns as of December 31, 2010. The chart and the table provide some indication of the risks of investing in the Partners Fund by showing changes in the Partners Fund’s performance from year to year and how the Partners Fund’s average annual returns over 1, 5, and 10 years compare to the S&P 500 Index. Updated performance information is made available on a quarterly basis at www.beckmack.com or by calling (800) 943-6786 (toll free).

On December 1, 2009, a limited partnership managed by the Adviser reorganized into the Partners Fund. This limited partnership maintained an investment objective and investment policies that were, in all material respects, substantially similar to those of the Partners Fund. The Partners Fund has adopted the performance history of the limited partnership. The Partners Fund’s performance for periods prior to December 1, 2009, is that of the limited partnership and reflects the expenses of the limited partnership, which were lower than the Partners Fund’s current net expenses, except for 2008 when the expenses of the limited partnership were higher. The performance prior to December 1, 2009, is based on calculations that are different than the standardized method of calculations accepted by the SEC. If the limited partnership’s performance had been readjusted to reflect the estimated expenses of the Partners Fund for its first fiscal year, the performance would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Partners Fund's returns as of December 31, 2010. The chart and the table provide some indication of the risks of investing in the Partners Fund by showing changes in the Partners Fund's performance from year to year and how the Partners Fund's average annual returns over 1, 5, and 10 years compare to the S&P 500 Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 1000 Index, The Russell 1000 Value Index, The Russell 3000 Index
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 943-6786 (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.beckmack.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

 The calendar year-to-date total return as of June 30, 2011 was 10.75%.

During the period shown, the highest return for a quarter was 20.64% (2nd quarter, 2009) and the lowest return was -28.37% (4th quarter, 2008).

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.75%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.64%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Partners Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sales of Partners Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Partners Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sales of Partners Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
BECK, MACK & OLIVER PARTNERS FUND | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,040
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,373
Annual Return 2001	rr_AnnualReturn2001	(3.99%)
Annual Return 2002	rr_AnnualReturn2002	(19.88%)
Annual Return 2003	rr_AnnualReturn2003	23.90%
Annual Return 2004	rr_AnnualReturn2004	15.55%
Annual Return 2005	rr_AnnualReturn2005	10.53%
Annual Return 2006	rr_AnnualReturn2006	15.64%
Annual Return 2007	rr_AnnualReturn2007	10.66%
Annual Return 2008	rr_AnnualReturn2008	(42.05%)
Annual Return 2009	rr_AnnualReturn2009	24.21%
Annual Return 2010	rr_AnnualReturn2010	17.00%
1 Year	rr_AverageAnnualReturnYear01	17.00%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	2.75%
BECK, MACK & OLIVER PARTNERS FUND | I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	2.67%
BECK, MACK & OLIVER PARTNERS FUND | I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	2.36%
BECK, MACK & OLIVER PARTNERS FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
BECK, MACK & OLIVER PARTNERS FUND | The Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
BECK, MACK & OLIVER PARTNERS FUND | The Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
BECK, MACK & OLIVER PARTNERS FUND | The Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.16%

[1]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Global Equity Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% through at least July 31, 2012 (the "Expense Cap"). Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply. The Expense Cap may be changed or eliminated only with the consent of the Board of Trustees.
[2]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Partners Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.00% through at least July 31, 2012 (the "Expense Cap"). Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply. The Expense Cap may be changed or eliminated only with the consent of the Board of Trustees.